UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSRS
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-7404
Van Kampen California Value Municipal Income Trust

(Exact name of registrant as specified in charter)
522 Fifth Avenue, New York, New York 10036

(Address of principal executive offices)     (Zip code)
Edward C. Wood III
522 Fifth Avenue, New York, New York 10036

(Name and address of agent for service)
Registrant’s telephone number, including area code: 212-762-4000
Date of fiscal year end: 10/31
Date of reporting period: 4/30/09

Item 1. Report to Shareholders.

The Trust’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

Welcome, Shareholder

In this report, you’ll learn about how your investment in Van Kampen California Value Municipal Income Trust performed during the semiannual period. The portfolio management team will provide an overview of the market conditions and discuss some of the factors that affected investment performance during the reporting period. In addition, this report includes the trust’s financial statements and a list of trust investments as of April 30, 2009.

Market forecasts provided in this report may not necessarily come to pass. There is no assurance that the trust will achieve its investment objective. Trusts are subject to market risk, which is the possibility that the market values of securities owned by the trust will decline and that the value of the trust shares may therefore be less than what you paid for them. Accordingly, you can lose money investing in this trust.

Income may subject certain individuals to the federal Alternative Minimum Tax (AMT).

NOT FDIC INSURED	OFFER NO BANK GUARANTEE	MAY LOSE VALUE
NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY		NOT A DEPOSIT

Performance Summary as of 4/30/09

California Value Municipal Income Trust
Symbol: VCV
Average Annual	Based on	Based on
Total Returns	NAV	Market Price

Since Inception (4/30/93)	4.01%	4.22%

10-year	1.85	2.60

5-year	–2.43	0.12

1-year	–21.25	–21.18

6-month	6.22	7.71

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit vankampen.com or speak with your financial adviser. Investment returns, net asset value (NAV) and common share market price will fluctuate and trust shares, when sold, may be worth more or less than their original cost.

NAV per share is determined by dividing the value of the Trust’s portfolio securities, cash and other assets, less all liabilities and preferred shares, by the total number of common shares outstanding. The common share market price is the price the market is willing to pay for shares of the Trust at a given time. Common share market price is influenced by a range of factors, including supply and demand and market conditions. Total return assumes an investment at the beginning of the period, reinvestment of all distributions for the period in accordance with the Trust’s dividend reinvestment plan, and sale of all shares at the end of the period. The Trust’s adviser has waived or reimbursed fees and expenses from time to time; absent such waivers/ reimbursements the Trust’s returns would have been lower. Periods of less than one year are not annualized.

The Lehman Brothers California Municipal Bond Index, which has been shown in the Trust’s previous shareholder reports, changed its name to Barclays Capital California Municipal Bond Index as of November 3, 2008. The Barclays Capital California Municipal Bond Index is a broad-based statistical composite of California municipal bonds. The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

Trust Report
For the six-month period ended April 30, 2009

Market Conditions

The six months under review can be divided into two distinct periods in terms of municipal market performance. The first of these, spanning the last two months of 2008, marked one of the worst periods in the history of the financial markets as the sell off that began in September continued through year end. Investors fled risky assets in favor of the relative safety of Treasury securities and money market funds, massive deleveraging and forced selling ensued, and tax-exempt bond funds experienced significant outflows. These factors pushed municipal bond prices to their cheapest levels in history relative to Treasury bonds.

Not surprisingly in this risk-averse environment, the lower-rated segment of the market underperformed, with high-yield municipal bonds (those rated below triple-B or non-rated issues) returning -12.91 percent for the last two months of 2008 (as measured by the Barclays Capital High Yield Municipal Bond Index) while triple-B rated issues returned -7.33 percent and triple-A rated issues returned 3.46 percent (as measured within the Barclays Capital Municipal Bond Index).

The first four months of 2009 were markedly better for municipal bond investors. Credit concerns eased, deleveraging slowed considerably, and investors re-entered the market, driving municipal bond prices higher. Yields declined by as much as 95 basis points on the front end of the municipal yield curve during the period, while yields on long-maturity issues fell roughly 50 basis points. The rally was accompanied by a narrowing of credit spreads, which helped the high-yield segment of the market to outperform. As a result, high-yield municipals returned 10.00 percent, triple-B rated issues returned 11.11 percent and triple-A rated issues returned 4.83 percent for the first four months of 2009.

Although the high-yield segment rebounded nicely in 2009 to date, the gains were not enough to offset the losses in the last two months of 2008. As a result, higher-quality issues outperformed for the overall six-month reporting period. With regard to sectors, performance was largely dependent on credit quality, with the lower-quality industrial development revenue/pollution control revenue (i.e. corporate-backed) and tobacco sectors turning in the worst performance while water and sewer and housing bonds posted the highest returns.

For the first four months of 2009, municipal bond issuance was down 13 percent versus the same period in 2008 yet was easily placed due to robust retail demand. With the continued deterioration of credit quality of municipal bond issuers, insured bond volume represented a mere 12 percent of total issuance, a dramatic decline from the 55 percent average over the past few years. This large increase in uninsured bonds has disrupted many historical measures of value in the municipal bond market. In a significant reversal from the last months of 2008, municipal bond funds saw approximately $17 billion in net inflows as investors recognized the historical cheapness of the municipal sector.

The state of California still benefits from its large and diverse economic base and above-average wealth levels. However, the state faces many challenges from its large exposure to the housing crisis, falling tax revenues, and recent budgetary shortfalls. Although the governor recently signed the state’s 2009 Budget Act, which closed the state’s budget gap through a series of tax increases, expenditure cuts and borrowing, the rating agencies subsequently downgraded the state’s credit rating to mid-single A with a stable outlook.

Performance Analysis

The Trust’s return can be calculated based upon either the market price or the net asset value (NAV) of its shares. NAV per share is determined by dividing the value of the Trust’s portfolio securities, cash and other assets, less all liabilities and preferred shares, by the total number of common shares outstanding, while market price reflects the supply and demand for the shares. As a result, the two returns can differ, as they did during the reporting period. On an NAV basis, the Trust underperformed the Barclays Capital California Municipal Bond Index (the “Index”). On a market price basis, the Trust outperformed the Index.

Total return for the six-month period ended April 30, 2009

		Barclays Capital
Based on	Based on	California Municipal
NAV	Market Price	Bond Index

6.22%	7.71%	7.12%

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. Investment return, net asset value and common share market price will fluctuate and Trust shares, when sold, may be worth more or less than their original cost. See Performance Summary for additional performance information and index definition.

The Trust held an overweight to lower- and non-rated bonds relative to the Index, which is comprised entirely of investment-grade issues. Although the allocation to these bonds was additive to performance in the first four months of 2009 when the lower-rated segment of the market outperformed, it was a detractor for the overall period as lower-quality bonds underperformed considerably in late 2008. Lower-rated tobacco and dedicated tax bonds were the largest detractors as both sectors struggled during the reporting period. Additionally, an underweight in the high-quality water and sewer sector hindered relative performance as this was among the best performing sectors for the period.

Other positions, however, were additive to performance. The Trust maintained an overweight exposure to the long end of the municipal yield curve, which was beneficial as this segment of the curve outperformed. An overweight allocation to high-quality housing bonds also enhanced performance. The housing sector had the strongest recovery of all the municipal market sectors in the initial months of this year. Lastly, security selection in the industrial development revenue/pollution control revenue (i.e., corporate-backed) sector was a particularly strong contributor to performance for the period.

The Trust’s Board of Trustees has approved a procedure whereby the Trust may, when appropriate, repurchase its shares in the open market or in privately negotiated transactions at a price not above market value or NAV, whichever is lower at the time of purchase. This may help support the market value of the Trust’s shares.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Trust in the future.

Ratings Allocations as of 4/30/09 (Unaudited)

AAA/Aaa	18.9%
AA/Aa	40.3
A/A	15.4
BBB/Baa	13.9
Non-Rated	11.5

Top Five Sectors as of 4/30/09 (Unaudited)

Tax Allocation/Increment	15.2%
Single-Family	10.1
Higher Education	8.2
Public Education	7.8
Special Tax Districts	7.1

Subject to change daily. Provided for informational purposes only and should not be deemed as a recommendation to buy or sell the securities mentioned or securities in the sectors shown above. Ratings are as a percentage of total investments. Sectors are as a percentage of total long-term investments. Securities are classified by sectors that represent broad groupings of related industries. Van Kampen is a wholly owned subsidiary of a global securities firm which is engaged in a wide range of financial services including, for example, securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services. Rating allocations based upon ratings as issued by Standard and Poor’s and Moody’s, respectively.

Portfolio Management

Van Kampen California Value Municipal Income Trust is managed by members of the Adviser’s Municipal Fixed Income team. The Municipal Fixed Income team consists of portfolio managers and analysts. The current members of the team jointly and primarily responsible for the day-to-day management of the Trust’s portfolio are William D. Black, an Executive Director of the Adviser, Mark Paris, an Executive Director of the Adviser, and Robert W. Wimmel, an Executive Director of the Adviser.

Mr. Black has been associated with the Adviser in an investment management capacity since 1998 and began managing the Trust in December 2007. Mr. Paris has been associated with the Adviser in an investment management capacity since 2002 and began managing the Trust in April 2008. Mr. Wimmel has been associated with the Adviser in an investment management capacity since 1996 and began managing the Trust in November 2001. All team members are responsible for the execution of the overall strategy of the Trust’s portfolio. The composition of the team may change from time to time.

For More Information About Portfolio Holdings

Each Van Kampen trust provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the trust’s second and fourth fiscal quarters. The semiannual reports and the annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Van Kampen also delivers the semiannual and annual reports to fund shareholders, and makes these reports available on its public Web site, www.vankampen.com. In addition to the semiannual and annual reports that Van Kampen delivers to shareholders and makes available through the Van Kampen public Web site, each fund files a complete schedule of portfolio holdings with the SEC for the trust’s first and third fiscal quarters on Form N-Q. Van Kampen does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Van Kampen public Web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC’s Web site, http://www.sec.gov. You may also review and copy them at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC’s e-mail address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102.

You may obtain copies of a trust’s fiscal quarter filings by contacting Van Kampen Client Relations at (800) 341-2929.

Proxy Voting Policy and Procedures and Proxy Voting Record

You may obtain a copy of the Trust’s Proxy Voting Policy and Procedures without charge, upon request, by calling toll free (800) 341-2929 or by visiting our Web site at www.vankampen.com. It is also available on the Securities and Exchange Commission’s Web site at http://www.sec.gov.

You may obtain information regarding how the Trust voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 without charge by visiting our Web site at www.vankampen.com. This information is also available on the Securities and Exchange Commission’s Web site at http://www.sec.gov.

Van Kampen California Value Municipal Income Trust
Portfolio of Investments  ■  April 30, 2009 (Unaudited)

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Municipal Bonds 189.1% California 187.7%
$2,000	Abag Fin Auth For Nonprofit Corp CA Insd Rev Ctf Lincoln Glen Manor Sr Ctzn (CA MTG Insd)	6.100%	02/15/25	$2,005,000
1,000	Allan Hancock CA Jt Cmnty College Dist Election 2006, Ser A (FSA Insd)	4.375	08/01/31	872,440
3,540	Anaheim, CA Pub Fin Auth Lease Rev Cap Apprec Pub Impt Proj, Ser C (FSA Insd)	*	09/01/32	767,401
4,250	Anaheim, CA Redev Agy Tax Alloc Rfdg Merged Redev Proj Area, Ser A (FSA Insd) (a)	5.000	02/01/31	3,916,290
4,120	Apple Valley, CA Redev Agy Tax Alloc Proj Area No 2 (AMBAC Insd)	5.000	06/01/37	3,446,833
2,790	Banning, CA Cmnty Redev Agy Tax Alloc Merged Downtown (Radian Insd)	5.000	08/01/23	2,437,539
2,510	Bay Area Govt Assn CA Lease West Sacramento, Ser A (Syncora Gtd)	5.000	09/01/24	2,550,938
6,000	Bay Area Toll Auth CA Toll Brdg Rev, Ser F	5.000	04/01/31	6,050,520
865	Benicia, CA Uni Sch Dist, Ser B (NATL Insd)	*	08/01/18	515,955
3,000	Beverly Hills, CA Uni Sch Dist Cap Apprec 2008 Election	*	08/01/28	1,077,480
1,510	Brea & Olinda, CA Uni Sch Dist Ctf Partn Rfdg, Ser A (FSA Insd)	5.500	08/01/20	1,591,782
3,535	Brea, CA Redev Agy Tax Alloc Rfdg, Ser A (AMBAC Insd)	5.500	08/01/20	3,275,743
3,000	California Cnty, CA Tob Sec Agy Tob Asset Bkd Los Angeles Cnty Sec (b)	0/5.450	06/01/28	1,626,030
2,000	California Cnty, CA Tob Sec Agy Tob Merced Cnty Rfdg, Ser A	5.125	06/01/38	1,158,180
5,000	California Cnty, CA Tob Sec Agy Tob Merced Cnty Rfdg, Ser A	5.250	06/01/45	2,650,800
2,000	California Ed Fac Auth Rev CA College Arts	5.000	06/01/35	1,242,220
1,000	California Ed Fac Auth Rev Pitzer College, Ser A	5.000	04/01/30	911,630
1,445	California Ed Fac Auth Rev Pooled College & Univ, Ser B	5.250	04/01/24	1,129,224
1,500	California Ed Fac Auth Rev Univ of Redlands, Ser A	5.000	10/01/31	1,353,930
6,600	California Ed Fac Auth Rev Univ Southn CA, Ser A	5.250	10/01/39	6,878,586
3,000	California Hlth Fac Fin Auth Rev Providence Hlth & Svc, Ser C	6.500	10/01/33	3,179,610

See Notes to Financial Statements

Van Kampen California Value Municipal Income Trust
Portfolio of Investments  ■  April 30, 2009 (Unaudited)  continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	California (Continued)
$10,000	California Hlth Fac Fin Auth Rev Sutter Hlth, Ser A (a)	5.000%	11/15/42	$8,850,400
2,300	California Hsg Fin Agy Rev Home Mtg, Ser E (FGIC Insd) (AMT)	5.000	02/01/24	2,037,501
8,480	California Hsg Fin Agy Rev Home Mtg, Ser G (AMT) (a)	4.950	08/01/23	7,398,291
6,400	California Hsg Fin Agy Rev Home Mtg, Ser I (AMT)	4.800	08/01/36	4,858,432
5,000	California Hsg Fin Agy Rev Home Mtg, Ser I (AMT) (a)	4.800	08/01/36	3,795,700
7,000	California Hsg Fin Agy Rev Home Mtg, Ser I (AMT) (a)	4.875	08/01/41	5,335,120
5,150	California Hsg Fin Agy Rev Home Mtg, Ser M (AMT) (a)	4.700	08/01/36	3,731,484
2,005	California Hsg Fin Agy Rev Multi-Family Hsg III, Ser A (NATL Insd) (AMT)	5.850	08/01/17	2,006,784
1,000	California Muni Fin Auth Ed High Tech High Chula Vista, Ser B (c)	6.000	07/01/28	724,250
1,000	California Pollutn Ctl Fin Auth Pollutn Ctl Rev Gas & Elec Rfdg, Ser A (NATL Insd)	5.900	06/01/14	1,079,840
4,500	California Pollutn Ctl Fin Auth Solid Waste Disp Rev Waste Mgmt Inc Proj, Ser B (AMT)	5.000	07/01/27	3,796,560
2,000	California Pollutn Ctl Fin Auth Solid Waste Disp Rev Waste Mgmt Inc Proj, Ser C (AMT) (d)	5.125	11/01/23	1,772,960
25	California Rural Home Mtg Fin Auth Single Family Mtg Rev Mtg Bkd Sec Pgm, Ser B (GNMA Collateralized) (AMT)	6.150	06/01/20	25,483
40	California Rural Home Mtg Fin Auth Single Family Mtg Rev Mtg Bkd Sec Pgm, Ser B (GNMA Collateralized) (AMT)	6.250	12/01/31	40,394
5	California Rural Home Mtg Fin Auth Single Family Mtg Rev Mtg Bkd Sec Pgm, Ser C (GNMA Collateralized) (AMT)	7.500	08/01/27	5,101
15	California Rural Home Mtg Fin Auth Single Family Mtg Rev, Ser C (GNMA Collateralized) (AMT)	7.800	02/01/28	15,320
9,000	California St Dept Vet Affairs Home Pur Rev, Ser A (AMT) (a)	4.950	12/01/37	7,474,860
2,000	California St Dept Wtr Res Pwr Supply Rev, Ser F-5	5.000	05/01/22	2,111,240
3,000	California St Univ Rev Syswide, Ser A	5.250	11/01/38	3,023,220
10,000	California St Univ Rev Syswide, Ser D (FSA Insd) (a)	4.500	11/01/37	8,729,900
1,750	California St Var Purp	5.750	04/01/31	1,785,700

See Notes to Financial Statements

Van Kampen California Value Municipal Income Trust
Portfolio of Investments  ■  April 30, 2009 (Unaudited)  continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	California (Continued)
$960	California St Vet, Ser BJ (AMT)	5.700%	12/01/32	$960,125
10,650	California St Vet, Ser CD (AMT) (a)	4.600	12/01/32	8,338,631
2,500	California Statewide Cmnty Dev Auth CHF Irvine LLC UCI East Campus	5.750	05/15/32	2,090,200
2,230	California Statewide Cmnty Dev Auth CHF Irvine LLC UCI East Rfdg	5.000	05/15/38	1,554,466
1,250	California Statewide Cmnty Dev Auth Rev CA Baptist Univ, Ser A	5.500	11/01/38	745,375
2,000	California Statewide Cmnty Dev Auth Rev FHA Insd Mtg Methodist Hosp Proj (FHA Gtd)	6.750	02/01/38	2,079,220
1,500	California Statewide Cmnty Dev Auth Rev Front Porch Cmnty & Svc, Ser A (c)	5.125	04/01/37	981,300
1,825	California Statewide Cmnty Dev Auth Rev Hlth Fac Adventist Hlth, Ser A	5.000	03/01/19	1,802,571
2,750	California Statewide Cmnty Dev Auth Rev Insd Enloe Med Ctr (CA MTG Insd)	6.250	08/15/28	2,788,335
1,000	California Statewide Cmnty Dev Auth Rev Windrush Sch	5.500	07/01/37	626,540
1,280	California Statewide Cmnty Dev Auth Wtr Rev Pooled Fin Pgm, Ser C (FSA Insd)	5.250	10/01/28	1,296,038
260	Carlsbad, CA Spl Tax Escrow Cmnty Fac 3 Impt Area 2	6.050	09/01/28	210,605
845	Carlsbad, CA Spl Tax Escrow Cmnty Fac 3 Impt Area 2	6.150	09/01/38	640,620
2,000	Carson, CA Redev Agy Tax Alloc Rfdg, Ser A (NATL Insd)	5.000	10/01/23	1,895,520
1,085	Cathedral City, CA Pub Fin Auth Rev Cap Apprec, Ser A (NATL Insd)	*	08/01/27	344,205
1,085	Cathedral City, CA Pub Fin Auth Rev Cap Apprec, Ser A (NATL Insd)	*	08/01/28	320,813
1,085	Cathedral City, CA Pub Fin Auth Rev Cap Apprec, Ser A (NATL Insd)	*	08/01/30	276,339
1,085	Cathedral City, CA Pub Fin Auth Rev Cap Apprec, Ser A (NATL Insd)	*	08/01/31	257,449
1,085	Cathedral City, CA Pub Fin Auth Rev Cap Apprec, Ser A (NATL Insd)	*	08/01/32	240,794
1,085	Cathedral City, CA Pub Fin Auth Rev Cap Apprec, Ser A (NATL Insd)	*	08/01/33	226,222
2,000	Central Vly Fin Auth CA Cogeneration Proj Rev Carson Ice Gen Proj Rfdg (NATL Insd)	5.000	07/01/17	2,007,520
220	Cerritos, CA Cmnty College Dist Election 2004, Ser A (NATL Insd)	5.000	08/01/27	222,006
3,000	Chaffey Cmnty College Dist CA Election 2002, Ser C (NATL Insd)	5.000	06/01/32	2,943,480

See Notes to Financial Statements

Van Kampen California Value Municipal Income Trust
Portfolio of Investments  ■  April 30, 2009 (Unaudited)  continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	California (Continued)
$1,500	Chawanakee, CA Uni Sch Dist Ctf Partn, Ser A (b)	6.250/9.000%	05/01/39	$1,498,920
1,700	Chino Vly Uni Sch Dist CA Ctf Partn Rfdg, Ser A (FSA Insd)	5.375	09/01/20	1,790,236
2,000	Chula Vista, CA Cmnty Fac Dist Spl Tax No 01-1 Impt Area San Miguel, Ser B	5.350	09/01/26	1,535,620
2,000	Chula Vista, CA Indl Dev Rev San Diego Gas, Ser A	5.300	07/01/21	2,025,820
1,540	Chula Vista, CA Redev Agy Tax Alloc Sub Bayfront Rfdg, Ser B	5.250	10/01/27	1,155,154
1,605	Coachella, CA Fin Auth Tax Alloc Rev Redev Proj 4 Rfdg, Ser B (Syncora Gtd)	5.250	09/01/34	1,331,364
1,000	Coachella, CA Redev Agy Tax Alloc Proj Area No 3 Rfdg	5.875	12/01/28	783,630
2,000	Colton, CA Redev Agy Tax Alloc Mt Vernon Corridor Redev Proj	6.300	09/01/36	1,674,320
1,600	Commerce, CA Jt Pwr Fin Auth Lease Rev Cmnty Ctr Proj (Syncora Gtd)	5.000	10/01/29	1,356,288
2,000	Commerce, CA Jt Pwr Fin Auth Lease Rev Cmnty Ctr Proj (Syncora Gtd)	5.000	10/01/34	1,616,480
1,990	Daly City, CA Hsg Dev Fin Agy Mobile Home Pk Rev Third Tier Franciscan Rfdg, Ser C	6.500	12/15/47	1,418,412
2,000	Desert Hot Springs, CA Redev Agy Tax Alloc Merged Redev Proj, Ser A-2	5.750	09/01/38	1,681,440
1,280	El Cerrito, CA Redev Agy Tax Alloc Redev Proj Area Rfdg, Ser B (NATL Insd) (AMT)	5.250	07/01/15	1,281,242
1,000	Emeryville, CA Pub Fin Auth Rev Shellmound Pk Redev & Hsg Proj, Ser B (NATL Insd)	5.000	09/01/19	975,280
1,000	Fairfield, CA Cmnty Fac Dist Spl Tax No 2007-1 Fairfield Commons	6.875	09/01/38	774,530
2,000	Fairfield, CA Ctf Partn Fairfield Wtr, Ser A (NATL Insd)	5.000	04/01/42	1,772,160
5,155	Florin, CA Res Consv Dist Cap Impt Elk Grove Wtr Svc, Ser A (NATL Insd)	5.000	09/01/33	4,388,348
3,000	Folsom, CA Pub Fin Auth Spl Tax Rev, Ser A (AMBAC Insd)	5.000	09/01/28	2,615,730
3,000	Folsom, CA Spl Tax Cmnty Fac Dist No 2 Rfdg (Connie Lee Insd)	5.250	12/01/19	2,981,580
1,000	Fontana, CA Redev Agy Tax Alloc Southwest Indl Park Proj (NATL Insd)	5.000	09/01/22	954,020
1,950	Fontana, CA Redev Agy Tax Alloc Southwest Indl Park Proj (NATL Insd)	5.200	09/01/30	1,752,679
5,000	Fontana, CA Uni Sch Dist Ctf Partn Fin Proj (FSA Insd)	4.500	09/01/35	4,330,800

See Notes to Financial Statements

Van Kampen California Value Municipal Income Trust
Portfolio of Investments  ■  April 30, 2009 (Unaudited)  continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	California (Continued)
$2,950	Foothill/Eastern Corridor Agy CA Toll Rd Rev (e)	*	01/01/27	$1,304,903
10,000	Foothill/Eastern Corridor Agy CA Toll Rd Rev Cap Apprec Rfdg	*	01/15/25	2,374,800
15,000	Foothill/Eastern Corridor Agy CA Toll Rd Rev Cap Apprec Rfdg	*	01/15/26	3,199,200
11,000	Foothill/Eastern Corridor Agy CA Toll Rd Rev Cap Apprec Rfdg	*	01/15/30	1,623,820
5,000	Foothill/Eastern Corridor Agy CA Toll Rd Rev Cap Apprec Rfdg	*	01/15/31	637,700
5,500	Foothill/Eastern Corridor Agy CA Toll Rd Rev Conv Cap Apprec Rfdg (b)	0/5.875%	01/15/27	4,524,025
2,015	Garden Grove, CA Agy Cmnty Dev Sub Nt (Acquired 5/27/08, Cost $1,755,166) (f)	6.000	10/01/27	1,480,904
2,500	Glendale, CA Uni Sch Dist, Ser C (FSA Insd)	5.500	09/01/19	2,555,050
7,000	Golden St Tob Sec Corp CA Tob Settlement Rev Asset Bkd Sr, Ser A-1	5.750	06/01/47	4,030,600
3,000	Hawthorne, CA Spl Tax Cmnty Fac Dist No 2006-1	5.000	09/01/36	1,543,230
3,000	Imperial Irr Dist CA Ctf Partn Elec Sys Proj (FSA Insd)	5.250	11/01/23	3,108,720
3,000	Indio, CA Redev Agy Tax Alloc Sub Merged Redev Proj Area, Ser A	5.625	08/15/35	2,698,710
3,435	Irvine, CA Pub Fac & Infrastructure Auth Assmt Rev, Ser B (AMBAC Insd)	5.000	09/02/22	2,989,996
1,410	Jurupa, CA Cmnty Svc Dist Spl Tax Cmnty Fac Dist No 21, Ser A	5.000	09/01/26	1,062,632
1,000	Jurupa, CA Cmnty Svc Dist Spl Tax Cmnty Fac Dist No 24, Ser A	6.375	09/01/27	849,610
1,325	Jurupa, CA Cmnty Svc Dist Spl Tax Cmnty Fac Dist No 24, Ser A	6.625	09/01/38	1,085,095
1,000	La Quinta, CA Fin Auth Loc Agy Rev, Ser A (AMBAC Insd)	5.250	09/01/24	964,910
1,420	La Quinta, CA Redev Agy Tax Alloc Redev Proj Area No 1 (AMBAC Insd)	5.000	09/01/22	1,354,708
1,500	La Quinta, CA Redev Agy Tax Redev Proj Area No 1 (AMBAC Insd)	5.125	09/01/32	1,309,020
1,000	Laguna Hills, CA Ctf Partn Cmnty Ctr Proj (NATL Insd)	5.000	12/01/18	1,035,150
1,000	Lathrop, CA Impt Bd Act 1915 Mossdale Vlg Assmt Dist 03-1	5.000	09/02/25	725,000
2,000	Lemon Grove, CA Cmnty Dev Agy Tax Alloc Redev Proj Area (AMBAC Insd)	4.500	08/01/37	1,457,440
1,000	Loma Linda, CA Redev Agy Tax Loma Linda Redev Proj Rfdg (NATL Insd)	5.125	07/01/30	992,910

See Notes to Financial Statements

Van Kampen California Value Municipal Income Trust
Portfolio of Investments  ■  April 30, 2009 (Unaudited)  continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	California (Continued)
$145	Long Beach, CA Bd Fin Auth Tax Alloc Rev North Long Beach Redev Proj, Ser A (AMBAC Insd)	5.375%	08/01/21	$141,895
3,555	Long Beach, CA Hbr Rev, Ser A (NATL Insd) (AMT)	5.250	05/15/18	3,575,015
2,000	Long Beach, CA Spl Tax Long Beach Towne Ctr	5.750	10/01/25	1,645,500
500	Los Angeles, CA Cmnty Redev Agy Cmnty Redev Fin Auth Rev Bunker Hill Proj, Ser A (FSA Insd)	5.000	12/01/27	474,450
2,215	Los Angeles, CA Cmnty Redev Agy Multi-Family Hsg Rev Grand Cent Square Rfdg, Ser B (AMBAC Insd) (AMT)	4.750	12/01/26	2,017,533
3,000	Los Angeles, CA Ctf Partn Sr Sonnenblick Del Rio W LA (AMBAC Insd)	6.000	11/01/19	3,093,630
1,230	Los Angeles, CA Dept Arpt Rev LA Intl Arpt, Ser C	5.125	05/15/33	1,214,071
2,000	Los Angeles, CA Dept Wtr & Pwr Wtrwks Rev Sys, Ser A	5.375	07/01/38	2,030,740
2,000	Los Angeles, CA Uni Sch Dist, Ser D	5.000	01/01/34	1,933,820
4,000	Los Angeles, CA Wtr & Pwr Rev Pwr Sys, Ser A-1	5.250	07/01/38	4,031,560
1,600	Los Angeles Cnty, CA Metro Trans Auth Sales Tax Rev Prop A First Tier Sr Rfdg, Ser C (AMBAC Insd)	5.000	07/01/23	1,620,992
1,200	Los Angeles Cnty, CA Sch Regionalized Business Svc Ctf Partn Cap Apprec Pooled Fin, Ser A (AMBAC Insd)	*	08/01/26	421,296
1,250	Los Angeles Cnty, CA Sch Regionalized Business Svc Ctf Partn Cap Apprec Pooled Fin, Ser A (FSA Insd)	5.000	09/01/28	1,254,750
1,190	Lynwood, CA Util Auth Enterp Rev (FSA Insd)	5.000	06/01/25	1,196,057
700	Maywood, CA Cmnty Dev Commn Tax Alloc Merged Maywood Redev Proj Area (Radian Insd)	4.500	08/01/27	520,555
2,000	Mendocino Cnty, CA Ctf Partn Cnty Pub Fac Corp (NATL Insd)	5.250	06/01/30	1,810,680
1,900	Metropolitan Wtr Dist Southn CA Auth, Ser B-2 (NATL Insd)	5.000	10/01/26	1,944,498
4,000	Metropolitan Wtr Dist Southn CA Wtrwks Rev Auth, Ser A	5.000	01/01/39	4,061,040
2,000	Montclair, CA Redev Agy Mobile Home Pk Rev Hacienda Mobile Home Pk Proj	6.000	11/15/22	1,717,840

See Notes to Financial Statements

Van Kampen California Value Municipal Income Trust
Portfolio of Investments  ■  April 30, 2009 (Unaudited)  continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	California (Continued)
$2,190	Morongo Band of Mission Indians CA Enterprise Rev Indians Enterprise Casino, Ser B (c)	5.500%	03/01/18	$1,821,313
2,175	Morongo Band Of Mission Indians CA Enterprise Rev Indians Enterprise Casino, Ser B (c)	6.500	03/01/28	1,659,133
3,180	Mount Diablo, CA Uni Sch Dist (FSA Insd) (a)	5.000	08/01/26	3,212,054
1,730	National City, CA Cmnty Dev Commn Tax Alloc National City Redev Proj, Ser A (AMBAC Insd)	5.500	08/01/32	1,589,680
2,000	Needles, CA Pub Util Auth Util Sys Acquisition Proj, Ser A	6.500	02/01/22	1,773,540
1,500	Norco, CA Spl Tax Cmnty Fac Dist No 97-1 Rfdg (AGL Insd)	4.875	10/01/30	1,331,010
925	Oceanside, CA Cmnty Fac No 2001-1 Morro Hills Dev	5.500	09/01/34	667,304
1,000	Oxnard, CA Uni High Sch Dist Rfdg, Ser A (NATL Insd)	6.200	08/01/30	1,031,850
1,230	Palm Desert, CA Fin Auth Tax Alloc Rev Proj Area No 2 Rfdg, Ser A (NATL Insd)	5.000	08/01/21	1,163,211
250	Palm Springs, CA Arpt Sub Palm Springs Intl Arpt Rfdg (AMT)	5.450	07/01/20	207,185
485	Palm Springs, CA Arpt Sub Palm Springs Intl Arpt Rfdg (AMT)	5.550	07/01/28	337,279
250	Palm Springs, CA Arpt Sub Palm Springs Intl Arpt Rfdg (AMT)	6.000	07/01/18	213,052
250	Palm Springs, CA Arpt Sub Palm Springs Intl Arpt Rfdg (AMT)	6.400	07/01/23	201,902
550	Palm Springs, CA Arpt Sub Palm Springs Intl Arpt Rfdg (AMT)	6.500	07/01/27	427,993
575	Palomar Pomerado Hlthcare Dist CA Ctf Partn, Ser A (FSA Insd) (d) (g)	4.000	11/01/36	575,000
3,000	Palomar Pomerado Hlthcare Dist CA Ctf Partn, Ser B (FSA Insd) (d) (g)	2.700	11/01/36	3,000,000
1,975	Palomar Pomerado Hlthcare Dist CA Ctf Partn, Ser C (FSA Insd) (d) (g)	4.000	11/01/36	1,975,000
2,000	Perris, CA Pub Fin Auth Loc Agy Rev Perris Vly Vistas IA 3, Ser B	6.625	09/01/38	1,549,120
4,350	Perris, CA Pub Fin Auth Rev Tax Alloc	5.350	10/01/36	2,909,759
1,000	Perris, CA Pub Fin Auth Rev Tax Alloc, Ser A (NATL Insd)	5.000	10/01/31	864,310
1,000	Pico Rivera, CA Wtr Auth Rev Wtr Sys Proj, Ser A (NATL Insd)	5.500	05/01/19	1,119,690
1,375	Pittsburg, CA Redev Agy Tax Alloc Los Medanos Cmnty Dev Proj (AMBAC Insd)	*	08/01/26	469,989

See Notes to Financial Statements

Van Kampen California Value Municipal Income Trust
Portfolio of Investments  ■  April 30, 2009 (Unaudited)  continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	California (Continued)
$2,500	Port Oakland, CA Rfdg, Ser N (NATL Insd) (AMT)	5.000%	11/01/22	$2,241,600
1,000	Poway, CA Redev Agy Tax Alloc Paguay Redev Proj, Ser A (NATL Insd)	5.000	06/15/33	844,150
2,000	Rancho Cordova Cmnty Fac Dist CA Spl Tax No 2003-1 Sunridge Anatolia	6.000	09/01/24	1,702,380
1,000	Rancho Cucamonga, CA Redev Agy Tax Alloc Rancho Redev Proj (FSA Insd)	5.250	09/01/20	1,007,840
1,220	Rancho Mirage, CA Redev Agy Tax Alloc Redev Plan 1984 Proj, Ser A-1 (NATL Insd)	5.000	04/01/26	1,115,629
2,540	Rancho Mirage, CA Redev Agy Tax Alloc Redev Plan 1984 Proj, Ser A-E (NATL Insd)	5.250	04/01/33	2,243,887
3,800	Redlands, CA Redev Agy Tax Alloc Redev Proj Rfdg, Ser A (NATL Insd)	4.750	08/01/21	3,510,364
4,000	Redwood City, CA Sch Dist (NATL Insd)	5.000	07/15/23	4,057,680
5,000	Riverside, CA Cmnty College Dist Election 2004, Ser C (FSA Insd) (a)	5.000	08/01/32	4,905,300
2,000	RNR Sch Fin Auth CA Spl Tax Cmnty Fac Dist No 92 1, Ser A (AMBAC Insd)	5.000	09/01/36	1,631,680
9,630	Rohnert Park, CA Cmnty Dev Commons Tax Alloc Rev Hsg Redev Proj, Ser H (NATL Insd)	4.375	08/01/37	6,992,632
1,650	Roseville, CA Jt Uni High Sch Dist, Ser B (NATL Insd)	*	06/01/20	959,228
1,000	Roseville, CA Spl Tax Fountains Cmnty Fac Dist No 1	6.125	09/01/38	718,190
265	Sacramento, CA City Fin Auth Rev Cap Impt (AMBAC Insd)	5.000	12/01/33	261,664
900	Sacramento, CA City Fin Auth Rev Tax Alloc, Ser A (NATL Insd)	5.000	12/01/34	740,403
4,960	Sacramento, CA Mun Util Dist Elec, Ser U (FSA Insd) (a)	5.000	08/15/24	5,107,560
10,000	Sacramento, CA Mun Util Dist Elec, Ser U (FSA Insd) (a)	5.000	08/15/26	10,177,800
1,500	Sacramento Cnty, CA Spl Tax Cmnty Fac Dist No 05-2, Ser A	6.000	09/01/37	979,275
1,000	Salinas Vly, CA Solid Waste Auth Rev (AMBAC Insd) (AMT)	5.250	08/01/27	922,600
2,000	Salinas Vly, CA Solid Waste Auth Rev (AMBAC Insd) (AMT)	5.250	08/01/31	1,785,380
2,000	San Bernardino, CA Jt Pwr Fin Auth Ctf Partn (NATL Insd)	5.500	09/01/20	2,060,240
2,500	San Diego, CA Redev Agy Centre City Redev Proj, Ser A	6.400	09/01/25	2,145,575

See Notes to Financial Statements

Van Kampen California Value Municipal Income Trust
Portfolio of Investments  ■  April 30, 2009 (Unaudited)  continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	California (Continued)
$840	San Dimas, CA Redev Agy Tax Alloc Creative Growth, Ser A (FSA Insd)	5.000%	09/01/16	$858,934
1,660	San Francisco, CA City & Cnty Arpt Commn Intl Arpt Rev Spl Fac Lease, Ser A (FSA Insd) (AMT)	6.125	01/01/27	1,665,246
2,000	San Francisco, CA City & Cnty Arpt Commn Intl Arpt Second Rfdg, Ser 27A (NATL Insd) (AMT)	5.250	05/01/26	1,851,520
3,000	San Francisco, CA City & Cnty Arpt Commn Intl Arpt Second Rfdg, Ser 27A (NATL Insd) (AMT)	5.250	05/01/31	2,640,660
2,000	San Francisco, CA City & Cnty Arpt Commn Intl Arpt Second Rfdg, Ser A-1 (AMT) (d)	5.500	05/01/19	2,072,680
2,000	Sanger, CA Uni Sch Dist Rfdg (NATL Insd)	5.600	08/01/23	1,941,180
1,000	Santa Ana, CA Uni Sch Dist Ctf Partn Cap Apprec Fin Proj (FSA Insd)	*	04/01/36	226,100
10,000	Santa Clara Cnty, CA Fin Auth Lease Rev Rfdg Lease, Ser L (a)	5.250	05/15/36	9,978,200
1,500	Sierra View Loc Hlthcare Dist CA Rev	5.250	07/01/32	1,154,490
3,305	South Orange Cnty, CA Pub Fin Auth Reassmt Rev (FSA Insd)	5.800	09/02/18	3,379,825
1,640	South Tahoe, CA Jt Pwr Fin Auth Rev Tahoe Redev Proj Area 1-A Rfdg (FSA Insd)	5.000	10/01/29	1,597,557
2,250	South Tahoe, CA Jt Pwr Fin Redev Proj Area No 1, Ser A (AMBAC Insd)	5.000	10/01/28	1,938,353
1,285	Southern CA Logistics Arpt Auth, Ser A	6.000	12/01/38	1,119,582
5,000	Southern CA Pub Pwr Auth Pwr Proj Rev Multi-Proj	6.750	07/01/12	5,715,750
845	Stanton, CA Multi-Family Rev Hsg Contl Garden Apts (FNMA) Collateralized) (AMT) (d)	5.625	08/01/29	851,346
1,000	Stockton, CA Uni Sch Dist Ctf Partn Cap Proj (AMBAC Insd)	4.375	02/01/31	806,020
1,000	Stockton, CA Uni Sch Dist Ctf Partn Cap Proj (AMBAC Insd)	4.500	02/01/36	799,080
1,000	Temecula, CA Redev Agy Tax Alloc Rev Sub Lien Redev Proj No 1	5.500	12/15/38	681,250
10,000	Tobacco Sec Auth Northn CA Tob Settlement Rev Asset Bkd Bd, Ser A-1	5.375	06/01/38	6,039,200
6,050	Tobacco Sec Auth Northn CA Tob Settlement Rev Asset Bkd Bd, Ser A-1	5.500	06/01/45	3,352,124
4,000	Tobacco Sec Auth Southn CA Tob Settlement Sr, Ser A-1	5.000	06/01/37	2,279,160
5,900	Tobacco Sec Auth Southn CA Tob Settlement Sr, Ser A-1	5.125	06/01/46	3,049,710

See Notes to Financial Statements

Van Kampen California Value Municipal Income Trust
Portfolio of Investments  ■  April 30, 2009 (Unaudited)  continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	California (Continued)
$1,000	Turlock, CA Hlth Fac Rev Ctf Partn Emanuel Med Ctr, Ser A	5.125%	10/15/31	$643,060
1,000	Turlock, CA Hlth Fac Rev Ctf Partn Emanuel Med Ctr, Ser B	5.125	10/15/37	615,900
1,500	Twin Rivers Uni Sch Dist CA Bd Antic Nts	*	04/01/14	1,160,775
2,000	University CA Rev, Ser O	5.750	05/15/29	2,141,700
3,710	University of CA Rev UCLA Med Ctr, Ser A (AMBAC Insd)	5.250	05/15/30	3,421,399
4,000	Vernon, CA Nat Gas Fin Auth Rev Vernon Gas Proj, Ser C (NATL Insd) (d) (g)	6.750	08/01/21	4,000,000
1,000	Vista, CA Ctf Partn Cmnty Proj (NATL Insd)	5.000	05/01/37	871,250
2,185	Vista, CA Uni Sch Dist Election 2002, Ser C (FSA Insd) (a)	5.000	08/01/28	2,202,480
1,000	Vista, CA Uni Sch Dist, Ser A (FSA Insd)	5.000	08/01/23	1,023,380
2,000	Woodland, CA Fin Auth Lease Rev Cap Proj Rfdg (Syncora Gtd)	5.000	03/01/25	1,942,360

				423,623,855

	U.S. Virgin Islands 1.4%
3,000	Virgin Islands Pub Fin Auth Rev Gross Rcpt Taxes Ln Nt, Ser A	6.375	10/01/19	3,042,300

Total Long-Term Investments 189.1% (Cost $494,034,311)				426,666,155

Total Short-Term Investments 0.0% (Cost $100,000)				100,000

Total Investments 189.1% (Cost $494,134,311)				426,766,155

Liability for Floating Rate Note Obligations Related to Securities Held (23.8%) (Cost ($53,750,000))
(53,750)	Notes with interest rates ranging from 0.53% to 1.13% at April 30, 2009 and contractual maturities of collateral ranging from 2023 to 2042 (See Note 1) (h)			(53,750,000)

Total Net Investments 165.3% (Cost $440,384,311)				373,016,155

Other Assets in Excess of Liabilities 5.6%				12,705,483

Preferred Shares (including accrued distributions) (70.9%)				(160,032,004)

Net Assets Applicable to Common Shares 100.0%				$225,689,634

See Notes to Financial Statements

Van Kampen California Value Municipal Income Trust
Portfolio of Investments  ■  April 30, 2009 (Unaudited)  continued

Percentages are calculated as a percentage of net assets applicable to common shares.

*	Zero coupon bond

(a)	Underlying security related to Inverse Floaters entered into by the Trust. See Note 1.

(b)	Security is a “step-up” bond where the coupon increases or steps up at a predetermined date.

(c)	144A-Private Placement security which is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

(d)	Variable Rate Coupon

(e)	Escrowed to Maturity

(f)	Security is restricted and may be resold only in transactions exempt from registration which are normally those transactions with qualified institutional buyers. Restricted securities comprise 0.7% of net assets applicable to common shares.

(g)	Security includes a feature allowing the Trust an option on any interest rate payment date to offer the security for sale at par. The sale is contingent upon market conditions.

(h)	Floating rate notes. The interest rates shown reflect the rates in effect at April 30, 2009.

AGL—Assured Guaranty Ltd.
AMBAC—AMBAC Indemnity Corp.
AMT—Alternative Minimum Tax
CA MTG—California Mortgage Insurance
Connie Lee—Connie Lee Insurance Co.
FGIC—Financial Guaranty Insurance Co.
FHA—Federal Housing Administration
FNMA—Federal National Mortgage Association
FSA—Financial Security Assurance Inc.
GNMA—Government National Mortgage Association
Radian—Radian Asset Assurance
NATL—National Public Finance Guarantee Corp.
Syncora Gtd.—Syncora Guarantee Inc.

See Notes to Financial Statements

Van Kampen California Value Municipal Income Trust
Financial Statements

Statement of Assets and Liabilities
April 30, 2009 (Unaudited)

Assets:
Total Investments (Cost $494,134,311)	$426,766,155
Cash	82,555
Receivables:
Investments Sold	7,240,124
Interest	6,534,263
Other	981

Total Assets	440,624,078

Liabilities:
Payables:
Floating Rate Note Obligations	53,750,000
Investment Advisory Fee	155,033
Other Affiliates	15,511
Trustees’ Deferred Compensation and Retirement Plans	831,195
Accrued Expenses	150,701

Total Liabilities	54,902,440
Preferred Shares (including accrued distributions)	160,032,004

Net Assets Applicable to Common Shares	$225,689,634

Net Asset Value Per Common Share ($225,689,634 divided by 22,016,418 shares outstanding)	$10.25

Net Assets Consist of:
Common Shares ($0.01 par value with an unlimited number of shares authorized, 22,016,418 shares issued and outstanding)	$220,164
Paid in Surplus	331,416,252
Accumulated Undistributed Net Investment Income	1,652,854
Accumulated Net Realized Loss	(40,231,480)
Net Unrealized Depreciation	(67,368,156)

Net Assets Applicable to Common Shares	$225,689,634

Preferred Shares ($0.01 par value, authorized 100,000,000 shares, 6,400 issued with liquidation preference of $25,000 per share)	$160,000,000

Net Assets Including Preferred Shares	$385,689,634

See Notes to Financial Statements

Van Kampen California Value Municipal Income Trust
Financial Statements  continued

Statement of Operations
For the Six Months Ended April 30, 2009 (Unaudited)

Investment Income:
Interest	$13,503,487

Expenses:
Investment Advisory Fee	1,131,183
Interest and Residual Trust Expenses	368,403
Preferred Share Maintenance	200,619
Professional Fees	64,445
Accounting and Administrative Expenses	53,253
Transfer Agent Fees	26,213
Reports to Shareholders	18,733
Custody	15,366
Registration Fees	10,484
Trustees’ Fees and Related Expenses	9,198
Depreciation in Trustees’ Deferred Compensation Accounts	(197,825)
Other	10,370

Total Expenses	1,710,442
Investment Advisory Fee Reduction	205,669
Less Credits Earned on Cash Balances	2,240

Net Expenses	1,502,533

Net Investment Income	$12,000,954

Realized and Unrealized Gain/Loss:
Net Realized Loss	$(20,124,176)

Unrealized Appreciation/Depreciation:
Beginning of the Period	(89,300,011)
End of the Period	(67,368,156)

Net Unrealized Appreciation During the Period	21,931,855

Net Realized and Unrealized Gain	$1,807,679

Distributions to Preferred Shareholders	$(981,974)

Net Increase in Net Assets Applicable to Common Shares from Operations	$12,826,659

See Notes to Financial Statements

Van Kampen California Value Municipal Income Trust
Financial Statements  continued

Statements of Changes in Net Assets  (Unaudited)

	For The	For The
	Six Months Ended	Year Ended
	April 30, 2009	October 31, 2008

From Investment Activities:
Operations:
Net Investment Income	$12,000,954	$25,879,132
Net Realized Loss	(20,124,176)	(20,965,519)
Net Unrealized Appreciation/Depreciation During the Period	21,931,855	(95,109,898)
Distributions to Preferred Shareholders:
Net Investment Income	(981,974)	(6,947,323)

Change in Net Assets Applicable to Common Shares from Operations	12,826,659	(97,143,608)
Distributions to Common Shareholders:
Net Investment Income	(9,635,973)	(18,656,681)

Net Change in Net Assets Applicable to Common Shares from Investment Activities	3,190,686	(115,800,289)

From Capital Transactions:
Value of Common Shares Issued Through Dividend Reinvestment	199,894	827,309

Net Change in Net Assets Applicable to Common Shares	3,390,580	(114,972,980)
Net Assets Applicable to Common Shares:
Beginning of the Period	222,299,054	337,272,034

End of the Period (Including accumulated undistributed net investment income of $1,652,854 and $269,847, respectively)	$225,689,634	$222,299,054

See Notes to Financial Statements

Van Kampen California Value Municipal Income Trust
Financial Statements  continued

Statement of Cash Flows
For the Six Months Ended April 30, 2009 (Unaudited)

Change in Net Assets from Operations (including Preferred Share Distributions)	$12,826,659

Adjustments to Reconcile the Change in Net Assets from Operations to Net Cash
Provided by Operating Activities:
Purchases of Investments	(53,330,298)
Proceeds from Sales of Investments	74,339,304
Net Sales of Short-Term Investments	9,320,000
Amortization of Premium	169,590
Accretion of Discount	(928,394)
Net Realized Loss on Investments	20,124,176
Net Change in Unrealized Depreciation on Investments	(21,931,855)
Decrease in Interest Receivables	452,625
Decrease in Other Assets	4,918
Increase in Receivable for Investments Sold	(7,225,124)
Decrease in Investment Advisory Fee Payable	(8,094)
Decrease in Accrued Expenses	(39,698)
Decrease in Other Affiliates Payable	(15,150)
Decrease in Trustees’ Deferred Compensation and Retirement Plans	(195,503)
Decrease in Investments Purchased Payable	(2,970,270)

Total Adjustments	17,766,227

Net Cash Provided by Operating Activities	30,592,886

Cash Flows From Financing Activities:
Dividends Paid (net of reinvested dividends $199,894)	(9,628,394)
Proceeds from and Repayments of Floating Rate Note Obligations	(21,050,000)

Net Cash Used for Financing Activities	(30,678,394)

Net Change in Cash	(85,508)
Cash at the Beginning of the Period	168,063

Cash at the End of the Period	$82,555

Supplemental Disclosures of Cash Flow Information
Cash Paid During the Period for Interest	$368,403

See Notes to Financial Statements

Van Kampen California Value Municipal Income Trust
Financial Highlights  (Unaudited)

The following schedule presents financial highlights for one common share of the Trust outstanding throughout the periods indicated.

	Six Months
	Ended April 30,		Year Ended October 31,
	2009		2008	2007	2006	2005	2004

Net Asset Value, Beginning of the Period	$10.11		$15.38	$16.69	$16.47	$16.95	$16.84

Net Investment Income	0.55	(a)	1.18 (a)	1.13 (a)	1.09 (a)	1.04	1.07
Net Realized and Unrealized Gain/Loss	0.07		(5.28)	(1.25)	0.44	(0.30)	0.54
Common Share Equivalent of Distributions Paid to Preferred Shareholders:
Net Investment Income	(0.04)		(0.32)	(0.30)	(0.26)	(0.18)	(0.08)
Net Realized Gain	-0-		-0-	(0.02)	(0.03)	(0.01)	(0.03)

Total from Investment Operations	0.58		(4.42)	(0.44)	1.24	0.55	1.50
Distributions Paid to Common Shareholders:
Net Investment Income	(0.44)		(0.85)	(0.81)	(0.85)	(0.94)	(1.03)
Net Realized Gain	-0-		-0-	(0.06)	(0.17)	(0.09)	(0.36)

Net Asset Value, End of the Period	$10.25		$10.11	$15.38	$16.69	$16.47	$16.95

Common Share Market Price at End of the Period	$10.63		$10.34	$15.44	$15.86	$14.81	$15.50

Total Return* (b)	7.71%	**	–28.65%	2.80%	14.36%	2.25%	1.32%
Net Assets Applicable to Common Shares at End of the Period (In millions)	$225.7		$222.3	$337.3	$365.7	$329.1	$102.4
Ratio of Expenses to Average Net Assets Applicable to Common Shares* (c)	1.41%		2.03%	1.91%	1.23%	1.34%	1.42%
Ratio of Net Investment Income to Average Net Assets Applicable to Common Shares* (c)	11.27%		8.52%	7.04%	6.66%	6.34%	6.40%
Portfolio Turnover	13%	**	33%	38%	25%	30%	11%
* If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
Ratio of Expenses to Average Net Assets Applicable to Common Shares (c)	1.61%		2.19%	2.05%	N/A	N/A	N/A
Ratio of Net Investment Income to Average Net Assets Applicable to Common Shares (c)	11.08%		8.36%	6.89%	N/A	N/A	N/A

Supplemental Ratios:
Ratio of Expenses (Excluding Interest and Residual Trust Expenses) to Average Net Assets Applicable to Common Shares (c)	1.07%		0.97%	1.03%	1.21%	1.34%	1.42%
Ratio of Expenses (Excluding Interest and Residual Trust Expenses) to Average Net Assets Including Preferred Shares (c)	0.61%		0.60%	0.66%	0.78%	0.86%	0.89%
Ratio of Net Investment Income to Average Net Assets Applicable to Common Shares (d)	10.35%		6.23%	5.18%	5.09%	5.22%	5.94%

Senior Securities:
Total Preferred Shares Outstanding	6,400		6,400	8,000	8,000	7,200	2,400
Asset Coverage Per Preferred Share (e)	$60,269		$59,769	$67,182	$70,730	$70,713	$67,686
Involuntary Liquidating Preference Per Preferred Share	$25,000		$25,000	$25,000	$25,000	$25,000	$25,000
Average Market Value Per Preferred Share	$25,000		$25,000	$25,000	$25,000	$25,000	$25,000

**	Non-Annualized
(a)	Based on average shares outstanding.
(b)	Total return assumes an investment at the common share market price at the beginning of the period indicated, reinvestment of all distributions for the period in accordance with the Trust’s dividend reinvestment plan, and sale of all shares at the closing common share market price at the end of the period indicated.
(c)	Ratios do not reflect the effect of dividend payments to preferred shareholders.
(d)	Ratios reflect the effect of dividend payments to preferred shareholders.
(e)	Calculated by subtracting the Trust’s total liabilities (not including the preferred shares) from the Trust’s total assets and dividing this by the number of preferred shares outstanding.
N/A=Not Applicable

See Notes to Financial Statements

Van Kampen California Value Municipal Income Trust
Notes to Financial Statements  ■  April 30, 2009 (Unaudited)

1. Significant Accounting Policies
Van Kampen California Value Municipal Income Trust (the “Trust”) is registered as a diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust’s investment objective is to seek to provide a high level of current income exempt from federal and California income taxes, consistent with preservation of capital. The Trust will invest in a portfolio consisting substantially of California municipal obligations rated investment grade at the time of investment. The Trust commenced investment operations on April 30, 1993.
The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A. Security Valuation Municipal bonds are valued by independent pricing services or dealers using the mean of the last reported bid and asked prices or, in the absence of market quotations, at fair value based upon yield data relating to municipal bonds with similar characteristics and general market conditions. Securities which are not valued by independent pricing services or dealers are valued at fair value using procedures established in good faith by the Board of Trustees. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’ financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances. Futures contracts are valued at the settlement price established each day on the exchange on which they are traded. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.
The Trust adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157), effective November 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Trust would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. FAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Trust’s investments. The inputs are summarized in the three broad levels listed below.

Level 1—	quoted prices in active markets for identical investments
Level 2—	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Van Kampen California Value Municipal Income Trust
Notes to Financial Statements  ■  April 30, 2009 (Unaudited)  continued

Level 3—	significant unobservable inputs (including the Trust’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of April 30, 2009 in valuing the Trust’s investments carried at value:

Investments in
Valuation Inputs	Securities

Level 1—Quoted Prices	$-0-
Level 2—Other Significant Observable Inputs	426,766,155
Level 3—Significant Unobservable Inputs	-0-

Total	$426,766,155

B. Security Transactions Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis. The Trust may purchase and sell securities on a “when-issued” or “delayed delivery” basis with settlement to occur at a later date. The value of the security so purchased is subject to market fluctuations during this period. The Trust will segregate assets with the custodian having an aggregate value at least equal to the amount of the when-issued or delayed delivery purchase commitments until payment is made. At April 30, 2009, the Trust had no when-issued or delayed delivery purchase commitments.

C. Investment Income Interest income is recorded on an accrual basis. Bond premium is amortized and discount is accreted over the expected life of each applicable security.

D. Federal Income Taxes It is the Trust’s policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is required. Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes, sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Trust recognizes interest accrued related to unrecognized tax benefits in “Interest Expense” and penalties in “Other” expenses on the Statement of Operations. The Trust files tax returns with the U.S. Internal Revenue Service. Generally, each of the tax years in the four year period ended October 31, 2008, remains subject to examination by taxing authorities.
The Trust intends to utilize provisions of the federal income tax laws which allow it to carry a realized capital loss forward for eight years following the year of the loss and offset such losses against any future realized capital gains. At October 31, 2008, the Trust had an

Van Kampen California Value Municipal Income Trust
Notes to Financial Statements  ■  April 30, 2009 (Unaudited)  continued

accumulated capital loss carryforward for tax purposes of $21,792,462 which will expire according to the following schedule:

Amount	Expiration

$1,441,133	October 31, 2015
20,351,329	October 31, 2016

At April 30, 2009, the cost and related gross unrealized appreciation and depreciation were as follows:

Cost of investments for tax purposes	$427,026,672

Gross tax unrealized appreciation	$4,796,698
Gross tax unrealized depreciation	(58,805,034)

Net tax unrealized depreciation on investments	$(54,008,336)

E. Distribution of Income and Gains The Trust declares and pays monthly dividends from net investment income to common shareholders. Net realized gains, if any, are distributed at least annually on a pro rata basis to common and preferred shareholders. Distributions from net realized gains for book purposes may include short-term capital gains and a portion of futures gains, which are included as ordinary income for tax purposes.
The tax character of distributions paid during the year ended October 31, 2008 was as follows:

Distributions paid from:
Ordinary income	$165
Tax exempt income	25,566,244

$25,566,409

As of October 31, 2008, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$65,317
Undistributed tax-exempt income	1,145,832

Net realized gains or losses may differ for financial reporting and tax purposes primarily as a result of gains or losses recognized on securities for tax purposes but not for book purposes.

F. Credits Earned on Cash Balances During the six months ended April 30, 2009, the Trust’s custody fee was reduced by $2,240 as a result of credits earned on cash balances.

G. Floating Rate Note Obligations Related to Securities Held The Trust enters into transactions in which it transfers to dealer trusts fixed rate bonds in exchange for cash and residual interests in the dealer trusts’ assets and cash flows, which are in the form of inverse floating rate investments. The dealer trusts fund the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Trust to retain residual interests in the

Van Kampen California Value Municipal Income Trust
Notes to Financial Statements  ■  April 30, 2009 (Unaudited)  continued

bonds. The Trust enters into shortfall agreements with the dealer trusts, which commit the Trust to pay the dealer trusts, in certain circumstances, the difference between the liquidation value of the fixed rate bonds held by the dealer trusts and the liquidation value of the floating rate notes held by third parties, as well as any shortfalls in interest cash flows. The residual interests held by the Trust (inverse floating rate investments) include the right of the Trust (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the dealer trusts to the Trust, thereby collapsing the dealer trusts. The Trust accounts for the transfer of bonds to the dealer trusts as secured borrowings, with the securities transferred remaining in the Trust’s investment assets, and the related floating rate notes reflected as Trust liabilities under the caption “Floating Rate Note Obligations” on the Statement of Assets and Liabilities. The Trust records the interest income from the fixed rate bonds under the caption “Interest” and records the expenses related to floating rate note obligations and any administrative expenses of the dealer trusts under the caption “Interest and Residual Trust Expenses” on the Trust’s Statement of Operations. The notes issued by the dealer trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the dealer trusts for redemption at par at each reset date. At April 30, 2009, Trust investments with a value of $93,154,070 are held by the dealer trusts and serve as collateral for the $53,750,000 in floating rate notes outstanding at that date. Contractual maturities of the floating rate notes and interest rates in effect at April 30, 2009 are presented on the Portfolio of Investments. The average floating rate notes outstanding and average annual interest and fee rate related to residual interests during the six months ended April 30, 2009 were $61,261,116 and 1.21%, respectively.

2. Investment Advisory Agreement and Other Transactions with Affiliates
Under the terms of the Trust’s Investment Advisory Agreement, Van Kampen Asset Management (the “Adviser”) provides investment advice and facilities to the Trust for an annual fee payable monthly of .55% of the average daily net assets including current preferred shares and leverage of $40,000,000 entered into to retire previously issued preferred shares of the Trust. The Adviser has agreed to waive investment advisory fees equal to .10% of the average daily net assets including current preferred shares and leverage of $40,000,000 entered into to retire previously issued preferred shares of the Trust. During the six months ended April 30, 2009, the Adviser waived approximately $205,700 of its investment advisory fees. This waiver is voluntary and can be discontinued at any time.
For the six months ended April 30, 2009, the Trust recognized expenses of approximately $23,500 representing legal services provided by Skadden, Arps, Slate, Meagher & Flom LLP, of which a trustee of the Trust is a partner of such firm and he and his law firm provide legal services as legal counsel to the Trust.
Under separate Legal Services, Accounting Services and Chief Compliance Officer (CCO) Employment agreements, the Adviser provides accounting and legal services and the CCO provides compliance services to the Trust. The costs of these services are allocated to each trust. For the six months ended April 30, 2009, the Trust recognized expenses of approximately $40,200 representing Van Kampen Investments Inc.’s or its affiliates’ (collectively “Van Kampen”) cost of providing accounting and legal services to the Trust, as well as the salary, benefits and related costs of the CCO and related support staff paid by Van Kampen. Services provided pursuant to the Legal Services agreement are reported as part of

Van Kampen California Value Municipal Income Trust
Notes to Financial Statements  ■  April 30, 2009 (Unaudited)  continued

“Professional Fees” on the Statement of Operations. Services provided pursuant to the Accounting Services and CCO Employment agreement are reported as part of “Accounting and Administrative Expenses” on the Statement of Operations.
Certain officers and trustees of the Trust are also officers and directors of Van Kampen. The Trust does not compensate its officers or trustees who are also officers of Van Kampen.
The Trust provides deferred compensation and retirement plans for its trustees who are not officers of Van Kampen. Under the deferred compensation plan, trustees may elect to defer all or a portion of their compensation to a later date. Benefits under the retirement plan are payable upon retirement for a ten-year period and are based upon each trustee’s years of service to the Trust. The maximum annual benefit per trustee under the plan is $2,500.

3. Capital Transactions
For the six months ended April 30, 2009 and the year ended October 31, 2008, transactions in common shares were as follows:

	Six Months Ended	Year Ended
	April 30, 2009	October 31, 2008

Beginning Shares	21,996,525	21,934,705
Shares Issued Through Dividend Reinvestment	19,893	61,820
Shares Repurchased*	-0-	-0-

Ending Shares	22,016,418	21,996,525

*	The Trust has a share repurchase program for purposes of enhancing stockholder value and reducing the discount at which the Trust’s shares trade from their net asset value. For the six months ended April 30, 2009 and the year ended October 31, 2008, the Trust repurchased none of its shares. The Trust may repurchase its outstanding shares at such time and in such amounts as it believes such activity will further the accomplishment of the foregoing objectives, subject to review of the Trustees.

4. Investment Transactions
During the period, the cost of purchases and proceeds from sales of investments, excluding short-term investments, were $53,330,298 and $74,339,304 respectively.

5. Derivative Financial Instruments
A derivative financial instrument in very general terms refers to a security whose value is “derived” from the value of an underlying asset, reference rate or index.
In order to seek to manage the interest rate exposure of the Trust’s portfolio in a changing interest rate environment, the Trust may purchase or sell financial futures contracts or engage in transactions involving caps, floors or collars. The Trust expects to enter into these transactions primarily as a hedge against anticipated interest rate or fixed-income market changes, for duration management or for risk management purposes, but may also enter into these transactions to generate additional income. All of the Trust’s portfolio holdings, including derivative instruments, are marked to market each day with the change in value reflected in the unrealized appreciation/depreciation. Upon disposition, a realized gain or loss is generally recognized. Risks may arise as a result of the potential inability of the counterparties to meet the terms of their contracts.
Summarized below are the specific types of derivative financial instruments used by the Trust.

Van Kampen California Value Municipal Income Trust
Notes to Financial Statements  ■  April 30, 2009 (Unaudited)  continued

A. Futures Contracts A futures contract is an agreement involving the delivery of a particular asset on a specified future date at an agreed upon price. The Trust generally invests in exchange traded futures contracts on U.S. Treasury securities and typically closes the contract prior to the delivery date. These contracts are generally used to manage the Trust’s effective maturity and duration. Upon entering into futures contracts, the Trust maintains an amount of cash or liquid securities with a value equal to a percentage of the contract amount with either a futures commission merchant pursuant to the rules and regulations promulgated under the 1940 Act, or with its custodian in an account in the broker’s name. This amount is known as initial margin. During the period the futures contract is open, payments are received from or made to the broker based upon changes in the value of the contract (the variation margin). The risk of loss associated with a futures contract is in excess of the variation margin reflected on the Statement of Assets and Liabilities. There were no futures transactions for the six months ended April 30, 2009.

B. Inverse Floating Rate Securities The Trust may invest a portion of its assets in inverse floating rate municipal securities, which are variable debt instruments that pay interest at rates that move in the opposite direction of prevailing interest rates. These investments are typically used by the Trust in seeking to enhance the yield of the portfolio or used as an alternative form of leverage in order to redeem a portion of the Trust’s preferred shares. Inverse floating rate investments tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable. Inverse floating rate investments have varying degrees of liquidity. Inverse floating rate securities in which the Trust may invest include derivative instruments such as residual interest bonds (“RIBs”) or tender option bonds (“TOBs”). Such instruments are typically created by a special purpose trust that holds long-term fixed rate bonds (which may be tendered by the Trust in certain instances) and sells two classes of beneficial interests: short-term floating rate interests, which are sold to third party investors, and inverse floating residual interests, which are purchased by the Trust. The short-term floating rate interests have first priority on the cash flow from the bonds held by the special purpose trust and the Trust is paid the residual cash flow from the bonds held by the special purpose trust.
The Trust generally invests in inverse floating rate investments that include embedded leverage, thus exposing the Trust to greater risks and increased costs. The market value of a “leveraged” inverse floating rate investment generally will fluctuate in response to changes in market rates of interest to a greater extent than the value of an unleveraged investment. The extent of increases and decreases in the value of inverse floating rate investments generally will be larger than changes in an equal principal amount of a fixed rate security having similar credit quality, redemption provisions and maturity, which may cause the Trust’s net asset value to be more volatile than if it had not invested in inverse floating rate investments.
In certain instances, the short-term floating rate interests created by the special purpose trust may not be able to be sold to third parties or, in the case of holders tendering (or putting) such interests for repayment of principal, may not be able to be remarketed to third parties. In such cases, the special purpose trust holding the long-term fixed rate bonds may be collapsed. In the case of RIBs or TOBs created by the contribution of long-term fixed income bonds by the Trust, the Trust will then be required to repay the principal amount of the tendered securities. During times of market volatility, illiquidity or uncertainty, the Trust could

Van Kampen California Value Municipal Income Trust
Notes to Financial Statements  ■  April 30, 2009 (Unaudited)  continued

be required to sell other portfolio holdings at a disadvantageous time to raise cash to meet that obligation.

6. Preferred Shares
As of April 30, 2009, the Trust has outstanding 6,400 Auction Preferred Shares (APS). Series A contains 1,920 shares, Series B contains 2,400 shares, Series C contains 1,440 shares and Series D contains 640 shares. Dividends are cumulative and the dividend rates are generally reset every 7 days for Series A, while Series B, Series C and Series D are generally reset every 28 days through an auction process. Beginning on February 12, 2008 and continuing through April 30, 2009, all series of preferred shares of the Trust were not successfully remarketed. As a result, the dividend rates of these preferred shares were reset to the maximum applicable rate on APS. The average rate in effect on April 30, 2009 was 0.749%. During the six months ended April 30, 2009, the rates ranged from 0.625% to 7.493%.
Historically, the Trust paid annual fees equivalent to .25% of the preferred share liquidation value for the remarketing efforts associated with the preferred auctions. Effective March 16, 2009, the Trust decreased this amount to .15% due to auction failures. In the future, if auctions no longer fail, the Trust may return to an annual fee payment of .25% of the preferred share liquidation value. These fees are included as a component of the “Preferred Share Maintenance” expense on the Statement of Operations.
The APS are redeemable at the option of the Trust in whole or in part at the liquidation value of $25,000 per share plus accumulated and unpaid dividends. The Trust is subject to certain asset coverage tests and the APS are subject to mandatory redemption if the tests are not met.
The Trust has the option to enter into additional inverse floating rate securities as an alternative form of leverage in order to redeem and retire a portion of its preferred shares. For the six months ended April 30, 2009, the Trust did not exercise this option.

7. Indemnifications
The Trust enters into contracts that contain a variety of indemnifications. The Trust’s maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

8. Accounting Pronouncements
On March 19, 2008, Financial Accounting Standards Board released Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (FAS 161). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The application of FAS 161 is required for fiscal years and interim periods beginning after November 15, 2008. At this time, management does not believe the adoption of FAS 161 will impact the financial statement amounts; however, additional footnote disclosures may be required about the use of derivative instruments and hedging items.
On April 9, 2009, the Financial Accounting Standards Board issued Staff Position No. 157-4, Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly (FSP 157-4). FSP 157-4 provides additional guidance for estimating fair value in accordance with

Van Kampen California Value Municipal Income Trust
Notes to Financial Statements  ■  April 30, 2009 (Unaudited)  continued

FAS 157 when the volume and level of activity for the assets or liability have significantly decreased. FSP 157-4 also requires additional disaggregation of the current FAS 157 required disclosures. FSP 157-4 is effective for interim and annual reporting periods ending after June 15, 2009, and shall be applied prospectively. At this time, management is evaluating the implications of FSP 157-4 and the impact it will have on the financial statement disclosures.

Van Kampen California Value Municipal Income Trust
Board of Trustees, Officers and Important Addresses

Board of Trustees
David C. Arch
Jerry D. Choate
Rod Dammeyer
Linda Hutton Heagy
R. Craig Kennedy
Howard J Kerr
Jack E. Nelson
Hugo F. Sonnenschein
Wayne W. Whalen* – Chairman
Suzanne H. Woolsey

Officers
Edward C. Wood III
President and Principal Executive Officer
Kevin Klingert
Vice President
Stefanie V. Chang Yu
Vice President and Secretary
John L. Sullivan
Chief Compliance Officer
Stuart N. Schuldt
Chief Financial Officer and Treasurer
Investment Adviser
Van Kampen Asset Management
522 Fifth Avenue
New York, New York 10036

Custodian
State Street Bank
and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Transfer Agent
Computershare Trust Company, N.A.
c/o Computershare Investor Services
P.O. Box 43078
Providence, Rhode Island 02940-3078

Legal Counsel
Skadden, Arps, Slate,
Meagher & Flom LLP
155 North Wacker Drive
Chicago, Illinois 60606

Independent Registered Public
Accounting Firm
Deloitte & Touche LLP
111 South Wacker Drive
Chicago, Illinois 60606-4301

*	“Interested persons” of the Trust, as defined in the Investment Company Act of 1940, as amended.

Van Kampen California Value Municipal Income Trust
An Important Notice Concerning Our
U.S. Privacy Policy

We are required by federal law to provide you with a copy of our Privacy Policy annually.

This Policy applies to current and former individual clients of Van Kampen Investments Inc., Van Kampen Asset Management, Van Kampen Advisors Inc., Van Kampen Funds Inc., Van Kampen Investor Services Inc. and Van Kampen Exchange Corp., as well as current and former individual investors in Van Kampen mutual funds, unit investment trusts, and related companies.

This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, 529 Educational Savings Accounts, accounts subject to the Uniform Gifts to Minors Act, or similar accounts. Please note that we may amend this Policy at any time, and will inform you of any changes to this Policy as required by law.

We Respect Your Privacy

We appreciate that you have provided us with your personal financial information and understand your concerns about safeguarding such information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Policy describes what nonpublic personal information we collect about you, how we collect it, when we may share it with others, and how others may use it. It discusses the steps you may take to limit our sharing of information about you with affiliated Van Kampen companies (“affiliated companies”). It also discloses how you may limit our affiliates’ use of shared information for marketing purposes. Throughout this Policy, we refer to the nonpublic information that personally identifies you or your accounts as “personal information.”

1. What Personal Information Do We Collect About You?

To better serve you and manage our business, it is important that we collect and maintain accurate information about you. We obtain this information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies and from third parties and other sources. For example:

•	We collect information such as your name, address, e-mail address, phone number and account title.

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Van Kampen California Value Municipal Income Trust
An Important Notice Concerning Our
U.S. Privacy Policy  continued

•	We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

•	We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

•	We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

•	If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer’s operating system and Web browser, your use of our Web sites and your product and service preferences, through the use of ”cookies.” ”Cookies” recognize your computer each time you return to one of our sites, and help to improve our sites’ content and personalize your experience on our sites by, for example, suggesting offerings that may interest you. Please consult the Terms of Use of these sites for more details on our use of cookies.

2. When Do We Disclose Personal Information We Collect About You?

To provide you with the products and services you request, to better serve you, to manage our business and as otherwise required or permitted by law, we may disclose personal information we collect about you to other affiliated companies and to nonaffiliated third parties.

A. Information We Disclose to Our Affiliated Companies. In order to manage your account(s) effectively, including servicing and processing your transactions, to let you know about products and services offered by us and affiliated companies, to manage our business, and as otherwise required or permitted by law, we may disclose personal information to other affiliated companies. Offers for products and services from affiliated companies are developed under conditions designed to safeguard your personal information.

B. Information We Disclose to Third Parties. We do not disclose personal information that we collect about you to nonaffiliated third parties except to enable them to provide marketing services on our behalf, to perform joint marketing agreements with other financial institutions, and as otherwise required or permitted by law. For example, some instances where we may disclose information about you to third

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Van Kampen California Value Municipal Income Trust
An Important Notice Concerning Our
U.S. Privacy Policy  continued

parties include: for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with a nonaffiliated third party, they are required to limit their use of personal information to the particular purpose for which it was shared and they are not allowed to share personal information with others except to fulfill that limited purpose.

3. How Do We Protect the Security and Confidentiality of Personal Information We Collect About You?

We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information, and we require them to adhere to confidentiality standards with respect to such information.

4. How Can You Limit the Sharing of Certain Types of Personal Information With Affiliated Companies?

We respect your privacy and offer you choices as to whether we share with affiliated companies personal information that was collected to determine your eligibility for products and services you request (“eligibility information”). Please note that, even if you direct us not to share eligibility information with affiliated companies (“opt-out”), we may still share personal information, including eligibility information, with those companies in circumstances excluded from the opt-out under applicable law, such as to process transactions or to service your account. We may also share certain other types of personal information with affiliated companies—such as your name, address, telephone number, e-mail address and account number(s), and information about your transactions and experiences with us.

5. How Can You Limit the Use of Certain Types of Personal Information by Affiliated Companies for Marketing?

You may limit affiliated companies from marketing their products or services to you based on your personal information that they receive from affiliated companies. This information includes your income, assets and account history. Your choice to limit marketing offers from affiliated companies will apply until you tell us to change your choice.

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Van Kampen California Value Municipal Income Trust
An Important Notice Concerning Our
U.S. Privacy Policy  continued

If you wish to opt-out of sharing and to limit marketing offers, you may do so by:

•	Calling us at (800) 847-2424 Monday-Friday between 8 a.m. and 8 p.m. (ET)

•	Writing to us at the following address: Van Kampen Privacy Department Harborside Financial Center, Plaza Two, 3rd Floor Jersey City, NJ 07311

If you choose to write to us, your written request should include your name, address, telephone number and account number(s) to which the opt-out applies and should not be sent with any other correspondence. In order to process your request, we require that the request be provided by you directly and not through a third party.

If you have previously notified us about your privacy preferences, it is not necessary to do so again unless you decide to change your preferences. Your opt-out preference will remain in effect with respect to this Policy (as it may be amended) until you notify us otherwise in writing. If you have a joint account, your direction for us not to share this information with other affiliated companies and for those affiliated companies not to use your personal information for marketing will be applied to all account holders on that account.

Please understand that if you opt-out, you and any joint account holders may not receive information about affiliated company products and services that could help you manage your financial resources and achieve your investment objectives.

If you hold more than one account with Van Kampen, you may receive multiple privacy policies from us, and would need to follow the directions stated in each particular policy for each account you have with us.

SPECIAL NOTICE TO RESIDENTS OF VERMONT

This section supplements our Policy with respect to our individual clients who have a Vermont address and supersedes anything to the contrary in the above Policy with respect to those clients only.

The State of Vermont requires financial institutions to obtain your consent prior to sharing personal information that they collect about you with affiliated companies and nonaffiliated third parties other than in certain limited circumstances. Except as permitted by law, we will not share personal information we collect about you with nonaffiliated third parties or other affiliated companies unless you provide us with your written consent to share such information (“opt-in”).

(continued on back)

Van Kampen California Value Municipal Income Trust
An Important Notice Concerning Our
U.S. Privacy Policy  continued

If you wish to receive offers for investment products and services offered by or through other affiliated companies, please notify us in writing at the following address:

Van Kampen Privacy Department Harborside Financial Center, Plaza Two, 3rd Floor Jersey City, NJ 07311

Your authorization should include your name, address, telephone number and account number(s) to which the opt-in applies and should not be sent with any other correspondence. In order to process your authorization, we require that the authorization be provided by you directly and not through a third-party.

Van Kampen Funds Inc.
522 Fifth Avenue
New York, New York 10036
www.vankampen.com

Copyright ©2009 Van Kampen Funds Inc.
All rights reserved. Member FINRA/SIPC

VCVSAN 6/09
IU09-02602P-Y04/09

Item 2. Code of Ethics.
Not applicable for semi-annual reports.
Item 3. Audit Committee Financial Expert.
Not applicable for semi-annual reports.
Item 4. Principal Accountant Fees and Services.
Not applicable for semi-annual reports.
Item 5. Audit Committee of Listed Registrants.
Not applicable for semi-annual reports.
Item 6. Schedule of Investments.
(a) Please refer to Item #1.
(b) Not applicable.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable for semi-annual reports.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable for semi-annual reports.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.
Item 10. Submission of Matters to a Vote of Security Holders.
Not applicable.
Item 11. Controls and Procedures
(a) The Trust’s principal executive officer and principal financial officer have concluded that the Trust’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSRS was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.
(b) There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits.

(1) Code of Ethics — Not applicable for semi-annual reports.
(2)(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.CERT.
(2)(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.CERT.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) Van Kampen California Value Municipal Income Trust
By: /s/ Edward C. Wood III
Name: Edward C. Wood III
Title: Principal Executive Officer
Date: June 23, 2009
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
By: /s/ Edward C. Wood III
Name: Edward C. Wood III
Title: Principal Executive Officer
Date: June 23, 2009
By: /s/ Stuart N. Schuldt
Name: Stuart N. Schuldt
Title: Principal Financial Officer
Date: June 23, 2009